KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO TREASURER'S SERIES FUNDS, INC.

MONEY MARKET RESERVE FUND
TAX-FREE EXEMPT RESERVE FUND











                                     ANNUAL





ANNUAL REPORT | May 31, 2000        [INVESCO ICON]  INVESCO FUNDS

TREASURER'S SERIES FUNDS
A NOTE ON MONEY MARKET FUNDS AT INVESCO
--------------------------------------------------------------------------------

As investors turn increasingly to money market funds as both short-term savings vehicles and bulwarks against market volatility, we thought it would be useful to reiterate our approach to money market management.

o For institutions and individuals with more than $100,000 to invest, INVESCO Treasurer's Series Funds Inc., TREASURER'S MONEY MARKET RESERVE FUND
   and TREASURER'S   TAX-EXEMPT   RESERVE  FUND,   provide  a   potentially
   low-cost, higher-yield option. The two Treasurer's Funds have an expense ratio fixed at 0.25%, which is extremely competitive. The ranking firm IBC recently placed Treasurer's Money Market Reserve Fund seventh in its category based on seven-day yield.* Of course, past performance is no guarantee of future results.

o We also manage three other Money Market funds. CASH RESERVES FUND is a convenient vehicle for providing high-quality current yields for investors, while allowing them quick and easy access to their money through free checkwriting. (Checks subject to a minimum amount of $2,500 or more. Shares of the fund will be redeemed to cover payment of the check.)

o TAX-FREE MONEY FUND helps investors shelter earnings from federal taxes by investing in the debt obligations of states and municipalities. (Income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

o Invested in securities backed by the federal government or its agencies, U.S. GOVERNMENT MONEY FUND is an attractive option for shareholders primarily concerned with safety of principal. Of INVESCO's five money market fund alternatives, this offers the highest credit quality. (An investmestment in this fund is neither backed nor guaranteed by the U.S. government.)

While money market funds are not insured by the federal government, they provide a low-risk and increasingly convenient cash management tool for investors. An investment in these funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

--------------------------------------------------------------------------------
RICHARD R. HINDERLIE

VICE PRESIDENT, INVESCO FUNDS GROUP. BA, PACIFIC LUTHERAN UNIVERSITY, MBA, ARIZONA STATE UNIVERSITY. JOINED INVESCO IN 1993. BEGAN INVESTMENT CAREER IN 1973. HAS MANAGED CASH RESERVES FUND AND U.S. GOVERNMENT MONEY FUND SINCE 1993, AND TREASURER'S MONEY MARKET RESERVE FUND SINCE MID-1999.

INGEBORG S. COSBY

VICE PRESIDENT,  INVESCO FUNDS GROUP.  JOINED INVESCO IN 1985.  BEGAN INVESTMENT
CAREER IN 1982. HAS MANAGED TAX-FREE MONEY FUND SINCE 1987, AND TREASURER'S TAX-EXEMPT RESERVE FUND SINCE MID-1999.

*IBC MONEY FUND REPORT, June 2000. IBC is an independent mutual fund analyst specializing in money market funds. INVESCO Treasurer's Money Market Reserve ranked #7 out of 262 non-government money funds based on its 7-day yield as of June 20, 2000. Past performance is no guarantee of future results.

INVESCO | ANNUAL REPORT | MAY 31, 2000
MARKET HEADLINES: JUNE 1999 TO MAY 2000

For most of the past year, the major story in the financial markets has been the tremendous disparity between the performance of New Economy growth stocks -- particularly technology, telecommunications, and media companies -- and lagging Old Economy shares in sectors such as financial services, industrial products and basic materials. Against this backdrop, the technology-intensive Nasdaq Composite far outpaced the more Old Economy-based S&P 500 Index and Dow Jones Industrial Average.* This dichotomy persisted through the first two months of 2000 despite the fact that many New Economy shares were trading at lofty valuations that appeared harder to justify in a rising interest rate environment.

At the same time, there were signs that the "virtuous economy" -- neither too hot nor too cold -- was finally starting to heat up. Labor markets remained tight and wage pressures were simmering, while consumers were studying the impressive balances on their investment statements and spending as never before. Meanwhile, economies in Europe and Asia were picking up steam, and oil prices surged to new highs. With the global economy firing on all cylinders, inflation became the dominant concern. The Federal Reserve responded to these pressures by tightening credit conditions. Between June of 1999 and May of 2000, the central bank raised short-term interest rates six times -- for a total of 1.75% -- the latest a 0.50% rate increase in May.

The threat of higher interest rates kept financial markets volatile, and put upward pressure on the short and intermediate bond rates. At the same time, technical factors and the government's efforts to pay down long-term debt sent long-term Treasury bond yields lower. The result was an inverted yield curve, which is an unusual situation where short-term rates are higher than long-term rates.

For a time, it appeared that growth stocks really did enjoy a Teflon(TM) coating, as valuations on many technology, telecommunication and biotechnology stocks surged to new highs despite rising interest rates and heightened economic uncertainty. Yet the New Economy onslaught hit a wall in late March, as interest rate fears and rumblings out of Washington triggered a sell-off in biotechnology stocks that quickly spread to other New Economy stalwarts, sending the Nasdaq Composite into a tailspin.

The market shook off its malaise in late May, spurred on by signs that the economy was starting to cool. For one thing, job growth has slowed dramatically, with non-farm payrolls losing 126,000 jobs in May (excluding census workers). Vehicle and home sales also fell sharply in May, while chain store receipts came in weaker than expected. More importantly, wage pressures have remained subdued, as hourly wages crept up at their slowest pace in the last four years. Hopes that the Fed might halt its interest rate campaign triggered a strong post-Memorial Day rally that sent the Nasdaq to its biggest percentage increase ever. The Dow, S&P 500 and Russell 2000 indexes also turned in solid gains.

The economic expansion appears to be transitioning into a new phase of more moderate growth and somewhat higher inflation. While the Federal Reserve has no desire to trigger a recession, it will remain vigilant as long as inflation remains a risk. Consequently, we caution that financial markets will likely remain volatile, and that it will be difficult for equities to achieve the kind of gains we saw last year. Nonetheless, we are confident that this type of environment will provide opportunities for investors, such as ourselves, who rely on bottom-up research to identify solid companies that can perform well in any kind of market environment.

* THE S&P 500 IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF THE BROAD DOMESTIC STOCK MARKET. THE DOW JONES INDUSTRIAL AVERAGE REFLECTS LARGE-CAPITALIZATION STOCKS. THE RUSSELL 2000 IS AN UNMANAGED INDEX REFLECTING THE PERFORMANCE OF SMALL-CAP STOCKS.

STATEMENT OF INVESTMENT SECURITIES

INVESCO TREASURER'S SERIES FUNDS, INC.
MAY 31, 2000

                                         EFFECTIVE
                                          INTEREST     PRINCIPAL
%     DESCRIPTION                            RATE%        AMOUNT          VALUE

TREASURER'S MONEY MARKET RESERVE FUND
100.00 SHORT-TERM INVESTMENTS
99.26  COMMERCIAL PAPER
3.96   AUTO PARTS
       PACCAR Financial
        6/14/2000                             6.59   $20,000,000  $  19,953,205
        6/19/2000                             6.60    14,000,000     13,954,571
        8/16/2000                             6.81    16,000,000     15,776,452
================================================================================
                                                                     49,684,228
19.65 AUTOMOBILES
      Daimler-Benz North America
        6/22/2000                             6.53    35,000,000     35,000,000
        6/23/2000                             6.53    32,500,000     32,500,000
      Ford Motor Credit
        6/9/2000                              6.50    35,000,000     35,000,000
        6/16/2000                             6.52    30,000,000     30,000,000
      General Motors
        6/9/2000                              6.62    15,000,000     14,978,273
        6/15/2000                             6.62    50,000,000     49,873,428
      General Motors Acceptance, 6/30/2000    6.14    49,000,000     49,000,000
================================================================================
                                                                    246,351,701
5.16  BANKS
      Wells Fargo & Co
        6/12/2000                             6.59    20,000,000     19,960,357
        6/26/2000                             6.63    15,000,000     14,932,213
        6/26/2000                             6.62    30,000,000     29,864,620
================================================================================
                                                                     64,757,190
7.38  CONSUMER FINANCE
      American Express Credit, 6/28/2000      6.53    65,000,000     65,000,000
      Household Finance, 6/6/2000             6.50    27,500,000     27,500,000
================================================================================
                                                                     92,500,000
2.79  ELECTRIC UTILITIES
      Georgia Power, 6/12/2000                6.58    30,000,000     29,940,617
      National Rural Utilities Cooperative
        Finance Medium-Term Notes, Series C,
        8/2/2000                              6.20     5,000,000      5,000,000
================================================================================
                                                                     34,940,617
5.34  ELECTRICAL EQUIPMENT
      General Electric Capital Services,
        6/5/2000                              6.51    67,000,000     67,000,000
================================================================================
3.13  ELECTRONICS-- SEMICONDUCTOR
      Motorola Inc, 6/29/2000                 6.22    39,500,000     39,312,293
================================================================================
12.84 FINANCIAL
      American General Finance, 6/27/2000     6.54    20,000,000     20,000,000
      Associates Corp of North America,
        6/1/2000                              6.76    64,000,000     64,000,000
      General Electric Capital, 6/1/2000      6.78    64,500,000     64,500,000

                                         EFFECTIVE
                                          INTEREST     PRINCIPAL
%     DESCRIPTION                            RATE%        AMOUNT          VALUE

      Heller Financial, 6/7/2000              6.66   $12,500,000  $  12,500,000
================================================================================
                                                                    161,000,000
6.76  INSURANCE
      American General
        6/16/2000                             6.53    15,000,000     15,000,000
        6/30/2000                             6.49    18,850,000     18,850,000
      Prudential Funding, 6/7/2000            6.51    15,000,000     15,000,000
      Transamerica Finance
        6/7/2000                              6.54    30,000,000     29,967,780
        8/17/2000                             6.87     6,100,000      6,012,896
================================================================================
                                                                     84,830,676
11.31 INVESTMENT BANK/BROKER FIRM
      Bear Stearns, 8/28/2000                 6.83    12,500,000     12,297,591
      Goldman Sachs Group LP, 6/21/2000       6.63    50,000,000     49,818,954
      Merrill Lynch & Co, 6/23/2000           6.61    15,000,000     14,940,439
      Morgan Stanley Dean Witter & Co
        6/19/2000                             6.63    30,000,000     29,902,235
        6/20/2000                             6.63    35,000,000     34,879,604
================================================================================
                                                                    141,838,823
1.20  OIL & GAS RELATED
      Texaco Inc, 6/6/2000                    6.49    15,000,000     15,000,000
================================================================================
4.27  REAL ESTATE RELATED
      Weyerhaeuser Real Estate
        6/12/2000                             6.58    25,000,000     24,950,543
        6/13/2000                             6.60    25,000,000     24,945,889
        6/15/2000                             6.65     3,700,000      3,690,593
================================================================================
                                                                     53,587,025
4.47  SERVICES
      Hertz Corp
        6/2/2000                              6.50    16,000,000     16,000,000
        6/6/2000                              6.50    10,000,000     10,000,000
        6/16/2000                             6.53    30,000,000     30,000,000
================================================================================
                                                                     56,000,000
5.90  TELECOMMUNICATIONS-- LONG DISTANCE
      Bell Atlantic Network Funding,
        6/21/2000                             6.58     9,250,000      9,216,753
      GTE Corp
        6/19/2000                             6.62    30,000,000     29,902,431
        6/20/2000                             6.64    25,000,000     24,913,925
        6/27/2000                             6.67    10,000,000      9,952,719
================================================================================
                                                                     73,985,828
5.10  TELEPHONE
      US WEST Communications
        6/1/2000                              6.90    19,000,000     19,000,000
        6/5/2000                              6.55    10,000,000      9,992,828
        6/8/2000                              6.61    35,000,000     34,955,700
================================================================================
                                                                     63,948,528
        TOTAL COMMERCIAL PAPER
          (Amortized Cost $1,244,736,909)                         1,244,736,909
================================================================================

                                         EFFECTIVE
                                          INTEREST     PRINCIPAL
%     DESCRIPTION                            RATE%        AMOUNT          VALUE

0.54  MUNICIPAL SHORT-TERM NOTES(A)
0.21  HEALTH CARE RELATED
      Fairview Hosp & Hlthcare Svcs
        of Minnesota (MBIA Insured),
        ACES, Hosp Rev, Series A,
        11/1/2015                             6.60   $ 2,600,000  $   2,600,000
================================================================================
0.33  INSURANCE
      Health Insurance Plan of Gtr
        New York (LOC - Morgan Gty
        Trust), Gen Oblig, ACES, Ind
        Rev, Series B-1, 7/1/2016             6.60     4,200,000      4,200,000
================================================================================
        TOTAL MUNICIPAL SHORT-TERM NOTES (Cost $6,800,000)            6,800,000
================================================================================
0.20  REPURCHASE AGREEMENTS
      Repurchase Agreement with State
        Street dated 5/31/2000 due
        6/1/2000 at 6.300%, repurchased
        at $2,450,429 (Collateralized
        by US Treasury Bonds, due
        8/15/2019 at 8.125% value
        $2,525,735)  (Cost  $2,450,000)                2,450,000      2,450,000
================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Amortized Cost $1,253,986,909)(b)                       $1,253,986,909
================================================================================

TREASURER'S TAX-EXEMPT RESERVE FUND
100.00      SHORT-TERM INVESTMENTS

100.00      MUNICIPAL NOTES(A)
0.30        ALABAMA
            Phenix City Indl Dev Brd,
              Alabama (Mead Coated Brd
              Proj)(LOC - Toronto-Dominion
              Bank), AR, Environmental Impt
              Rev, Series 1993A, 6/1/2028     4.45   $   200,000  $     200,000
================================================================================
1.54  ALASKA
      Alaska Indl Dev & Export Auth
        (Fairbanks Gold Mining Proj)(Amax
        Gold)(LOC - Union Bank of
        Switzerland), AR, Exmp Facil Rev,
        Series 1997, 5/1/2009                 4.10       800,000        800,000
      North Slope Borough, Alaska (LOC -
        Capital Guaranty Insurance), FR,
        Gen Oblig, Series 1994B,
        6/30/2000                             3.65       225,000        225,539
================================================================================
                                                                      1,025,539
5.22  ARIZONA
      Apache Cnty Indl Dev Auth, Arizona
        (Tucson Elec Pwr Springerville Proj)
        (LOC - Toronto-Dominion Bank), AR,
        IDR, 1985 Series A, 12/1/2020         4.10       400,000        400,000
        F/VR, IDR, 1983 Series A, 12/15/2018  4.15       400,000        400,000
      Maricopa Cnty Indl Dev Auth, Arizona
        (McLane Co Proj)(LOC - Wachovia
        Bank), VRD, Rev, Series 1984,
        10/1/2004                             4.85       930,000        930,000
      Pima Cnty Indl Dev Auth, Arizona
        (Tucson Elec Pwr Irvington Proj),
        FRD, IDR, 1982 Series A, 10/1/2022    4.15       750,000        750,000
      Pima Cnty Indl Dev Auth, Arizona
        (Tucson Elec Pwr Proj), FRD, IDR,
        1982 Series A, 12/1/2022              4.10     1,000,000      1,000,000
================================================================================
                                                                      3,480,000

                                         EFFECTIVE
                                          INTEREST     PRINCIPAL
%     DESCRIPTION                            RATE%        AMOUNT          VALUE

0.60  ARKANSAS
      Clark Cnty, Arkansas (Reynolds
        Metals Proj), AR, Solid Waste
        Disp Rev, Series 1992, 8/1/2022       4.10   $   400,000  $     400,000
================================================================================
3.45  CALIFORNIA
      Los Angeles Regl Airport Impt,
        California (American Airlines/
        Los Angeles Intl Airport),
        AR, Facils Sublease FDR, Issue 1984,
          (LOC - Societe Gererale), Series
            LAX 2, 12/1/2025                  4.40       700,000        700,000
          (LOC - Wachovia Bank), Series
            E, 12/1/2024                      4.40       700,000        700,000
          (LOC - Wachovia Bank), Series
            G, 12/1/2024                      4.40       900,000        900,000
================================================================================
                                                                      2,300,000
1.50  COLORADO
      El Paso Cnty, Colorado (Briarglen
        Apts Proj)(LOC - General Electric
        Capital), AR, Multifamily Hsg Rev
        Ref, Series 1994, 12/1/2024           4.25     1,000,000      1,000,000
================================================================================
0.23  CONNECTICUT
      Bozrah, Connecticut (MBIA Insured),
        FR, Gen Oblig, Issue 1994,
        10/15/2000                            4.00       150,000        150,864
================================================================================
2.78  FLORIDA
      Marion Cnty Indl Dev Auth, Florida
        (Florida
        Convalescent Ctrs Proj)(LOC -
        Toronto-Dominion Bank), VRD/FR,
        IDR Ref, Series 1988A, 1/1/2011       4.60       850,000        850,000
      Univ of North Florida Fndtn, Florida
        (LOC - First Union Natl Bank), AR,
        Parking System Rev, Series 1998,
        5/1/2028                              4.40     1,000,000      1,000,000
================================================================================
                                                                      1,850,000
11.36 GEORGIA
      DeKalb Cnty Dev Auth, Georgia
        (General Motors Proj), AR, PCR,
        Series 1985, 11/1/2003                4.30     2,795,000      2,795,000
      DeKalb Cnty Hsg Auth, Georgia
        (Wood Terrace Apts Proj), VRD,
        Multifamily Hsg Rev Ref, Series
        1995, 12/15/ 2015                     4.35     1,000,000      1,000,000
      DeKalb Private Hosp Auth, Georgia
        (ESR Children's Health Care System
        Proj)(LOC - SunTrust Bank), VRD,
        RAC, Series 1998A, 12/1/2028          4.10     2,000,000      2,000,000
      Fulton Cnty Dev Auth, Georgia
        (General Motors Proj), AR, PCR,
        Series 1985, 12/1/2001                4.10     1,775,000      1,775,000
================================================================================
                                                                      7,570,000
0.37  HAWAII
      Hawaii, FR, Gen Oblig, Series BR,
        6/1/2005                              3.60       250,000        250,000
================================================================================
3.22  ILLINOIS
      Chicago-O'Hare Intl Airport,
        Illinois (LOC - Societe Generale),
        VR, Gen Airport Second Lien Rev,
        1984 Series B, 1/1/2015               3.95     2,145,000      2,145,000
================================================================================
2.60  INDIANA
      Indianapolis, Indiana (Jewish Cmnty
        Campus Proj), VR, Econ Dev Rev,
        Series 1995, 4/1/2005                 4.25     1,730,000      1,730,000
================================================================================

                                         EFFECTIVE
                                          INTEREST     PRINCIPAL
%     DESCRIPTION                            RATE%        AMOUNT          VALUE

8.85  IOWA
      Iowa Fin Auth (Burlington Med
        Ctr)(FSA Insured), AR, Demand
        Rev, Series 1997, 6/1/2027            4.50   $ 4,100,000  $   4,100,000
      Iowa Fin Auth (Wheaton Franciscan
        Svcs) (MBIA Insured), VRD, Rev,
        Series 1998A, 8/15/2012               3.95     1,800,000      1,800,000
================================================================================
                                                                      5,900,000
2.25  KANSAS
      Kansas City, Kansas (General Motors
        Proj), VR, PCR, Series 1985,
        11/1/2007                             4.30     1,500,000      1,500,000
================================================================================
1.50  KENTUCKY
      Kentucky Econ Dev Fin Auth (Greater
        Cincinnati Hlth Alliance)(MBIA
        Insured), VR, Hosp Facils Rev,
        Series 1997C, 1/1/2022                3.95     1,000,000      1,000,000
================================================================================
0.92  LOUISIANA
      Calcasieu Parish School Dist #25,
        Louisiana (FSA Insured), FR, Gen
        Oblig Pub School Impt, 2000 Series,
        2/15/2001                             4.26       190,000        194,817
      Calcasieu Parish School Dist #31,
        Louisiana (FGIC Insured), FR, Gen
        Oblig Pub School Impt, 2000 Series,
        5/1/2001                              4.26       410,000        419,798
================================================================================
                                                                        614,615
3.00  MARYLAND
      Frederick Cnty, Maryland (Sheppard
        Pratt Residential Treatment Facil)
        (LOC - NationsBank), VRD/FR,
        Rev, Series 1995, 7/1/2025            4.40     2,000,000      2,000,000
================================================================================
3.27  MICHIGAN
      Detroit, Michigan (MBIA Insured),
        AR, Sewage Disp System Rev Ref,
        Series 1998-B, 7/1/2023               3.95     1,200,000      1,200,000
      Ionia City & Cnty, Michigan (AMBAC
        Insured), FR, Wtr Supply System
        Rev & Rev Ref, Series 1999, 7/1/2000  3.60       200,000        200,463
      Michigan Hosp Fin Auth (Sisters of
        Mercy Hlth), FR, Hosp Rev, 1991
        Series J, 2/15/2018                   4.38       750,000        780,495
================================================================================
                                                                      2,180,958
1.07  MINNESOTA
      St Louis Park, Minnesota (Methodist
        Hosp Proj) (AMBAC Insured), FR, Hosp
        Facils Rev, Series 1990-C, 7/1/2015   4.20       700,000        715,634
================================================================================
0.26  MISSISSIPPI
      Oxford, Mississippi (AMBAC Insured),
        FR, Elec System Rev, Series 1999,
        11/1/2000                             3.95       175,000        176,635
================================================================================
4.65  MISSOURI
      Columbia, Missouri (LOC - Toronto-
        Dominion Bank), VR, Spl Oblig Ins
        Reserve, Series 1988A, 6/1/2008       4.10     2,100,000      2,100,000
        VR, Wtr & Elec Rev, 1985 Series B,
        12/1/2015                             4.10     1,000,000      1,000,000
================================================================================
                                                                      3,100,000
1.50  MONTANA
      Billings, Montana (CFS Continental
        Proj), F/VR, ATS, IDR, Series 1984,
        12/1/2014                             4.10     1,000,000      1,000,000
================================================================================

                                         EFFECTIVE
                                          INTEREST     PRINCIPAL
%     DESCRIPTION                            RATE%        AMOUNT          VALUE

1.34  NEVADA
      Clark Cnty, Nevada (FGIC Insured),
        FR, Gen Oblig Ltd Tax Pub Safety,
        Series 1996, 6/1/2000                 3.90   $   500,000  $     500,000
      Henderson, Nevada (FGIC Insured),
        FR, Gen Oblig Ltd Tax Park &
        Recreation, Series 1998B, 6/1/2000    3.80       395,000        395,000
================================================================================
                                                                        895,000
4.05  NEW HAMPSHIRE
      New Hampshire Bus Fin Auth
        (Wheelabrator Concord LP Proj)
        (LOC - Wachovia Bank), AR,
        Resource Recovery Ref Rev,
        1997 Series B, 1/1/2018               4.20     2,700,000      2,700,000
================================================================================
6.30  NORTH CAROLINA
      Greensboro, North Carolina (LOC -
        Wachovia Bank), VR, Gen Oblig Pub
        Impt, Series 1994B, 4/1/2013          4.10     1,200,000      1,200,000
      Wake Cnty Indl Facils & Pollution
        Ctl Fing Auth, North Carolina
        (Carolina Pwr & Light Proj),
        AR, PCR, Series C, 10/1/2015          4.10     3,000,000      3,000,000
================================================================================
                                                                      4,200,000
1.13  OHIO
      Ohio Pub Facils Commn (MBIA Insured),
        FR, Higher Ed Cap Facils, Series II-
        1992B, 11/1/2000                      4.20       250,000        251,191
      Ohio Pub Facils Commn (FSA Insured),
        FR, Mental Hlth Cap Facils Rev,
        Series II-1993B, 6/1/2000             3.38       500,000        500,000
================================================================================
                                                                        751,191
0.23  OKLAHOMA
      Oklahoma Inds Auth (Baptist Med Ctr
        of Oklahoma, South Oklahoma City
        Hosp & Baptist Rural Hlth System),
        FR, Hlth System Rev, Series 1995C,
        8/15/2000                             4.00       150,000        150,448
================================================================================
0.75  OREGON
      Oregon Bd Bank (Oregon Econ & Cmnty
        Dev Dept) (MBIA Insured), FR, Rev,
        2000 Series A, 1/1/2001               4.30       500,000        502,671
================================================================================
1.50  PENNSYLVANIA
      Delaware Valley Regl Fin Auth,
        Pennsylvania (Bucks, Chester,
        Delaware & Montgomery Cntys)
        (LOC - Credit Suisse First Boston),
        AR, Loc Govt Rev, BMTF, Mode 1,
        Series 1986, 8/1/2016                 4.10     1,000,000      1,000,000
================================================================================
4.56  SOUTH CAROLINA
      Columbia, South Carolina, FR, Wtrwks
        & Sewer System Rev, Series 1991,
        2/1/2012                              4.16     1,000,000      1,038,457
      Dorchester Cnty, South Carolina
        (BOC Group Proj) (LOC - Wachovia
        Bank), VR, TEAMS, Pollution Ctl
        Facils Rev Ref, Series 1993,
        12/8/2000                             4.35       500,000        500,000
      South Carolina Edl Facs Auth (Morris
        College Proj) (LOC - Bank of America),
        VR, Rev, 7/1/2017                     4.45     1,500,000      1,500,000
================================================================================
                                                                      3,038,457
0.45  TENNESSEE
      Metro Nashville Airport Auth,
        Tennessee (LOC - Societe Generale)
        (FGIC Insured), AR, Airport Impt
        Rev Ref, Series 1993, 7/1/2019        4.10       300,000        300,000
================================================================================

                                         EFFECTIVE
                                          INTEREST     PRINCIPAL
%     DESCRIPTION                            RATE%        AMOUNT          VALUE

14.45 TEXAS
      Austin Cnty Indl Dev, Texas
        (Justin Inds Proj)(LOC - Bank
        One), AR, ATS, IDR, Series 1984,
        12/1/2014                             4.10   $ 1,500,000  $   1,500,000
      Houston, Texas (MBIA Insured), FR,
        Wtr & Sewer System Prior Lien Rev,
        Series 1990, 12/1/2018                4.35       500,000        517,194
      Kingsville, Texas (Home Rule City -
        Kleberg Cnty) (AMBAC Insured), FR,
        Tax Notes, Series 2000, 2/1/2001      4.51       260,000        261,244
      Lone Star Airport Impt Auth, Texas
        (American Airlines Proj)(LOC - Royal
        Bank of Canada), V/FRD, Multiple Mode
        Rev,
           1984 Series B-1, 12/1/2014         4.40     1,600,000      1,600,000
           1984 Series B-5, 12/1/2014         4.40       800,000        800,000
      Meadows Place, Texas (Fort Bend Cnty)
        (FGIC Insured), FR, Gen Oblig, Series
        2000, 3/15/2001                       4.49       300,000        305,699
      Pasadena, Texas (Harris Cnty)(FSA
        Insured), FR, Tax & Rev Ctfs of
        Oblig, Series 1999, 10/1/2000         4.01       390,000        393,161
      Port Dev, Texas (Stolt Terminals
        (Houston) Proj) (LOC - Canadian
        Imperial Bank), VR, ATS, Marine
        Terminal Ref Rev, Series 1989,
        1/15/2014                             4.10     2,265,000      2,265,000
      Sherman Indpt School Dist, Texas
        (Grayson Cnty) (PSFG Insured), FR,
        Unltd Tax School Bldg & Ref,
        Series 1995A, 2/15/2001               4.30       225,000        230,552
      Tarrant Cnty Wtr Ctl & Impt Dist #1,
        Texas (Tarrant Cnty) (AMBAC Insured),
        FR, Wtr Rev Ref & Impt, Series 1992,
        3/1/2010                              4.36       500,000        505,947
      Texas, FR, TRAN, Rev, Series 1999A,
        8/31/2000                             3.70       500,000        500,961
      Tyler, Texas (Smith Cnty)(MBIA
        Insured), FR, Wtr & Swr System
        Ref Rev, Series 1999, 9/1/2000        3.81       500,000        500,543
      Uvalde Cons Indpt School Dist,
        Texas (Uvalde, Real & Zavala
        Cntys)(PSFG Insured), FR,
        Unltd Tax School Bldg, Series
        1990, 8/1/2000                        3.90       250,000        250,973
================================================================================
                                                                      9,631,274
0.30  WASHINGTON
      Washington Hsg Fin Commn (Pac First
        Fed Svgs Bank Proj)(LOC - Fed Home
        Ln Bank), VRD, Multifamily Mtg Rev
        Ref, Series 1988B, 10/1/2020          4.30       200,000        200,000
================================================================================
4.50  WYOMING
      Green River, Wyoming (Allied Corp
        Proj), F/FR, PCR Ref, 1982 Series,
        12/1/2012                             5.15     2,000,000      2,000,000
      Sweetwater Cnty, Wyoming (PacifiCorp
        Proj)(LOC - Credit Suisse First
        Boston), VR, PCR Ref, Series 1990A,
        7/1/2015                              4.05     1,000,000      1,000,000
================================================================================
                                                                      3,000,000
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Amortized Cost $66,658,286)(b)                           $  66,658,286
================================================================================

The following acronyms may be used in portfolio descriptions:

ACES(c) -- Adjustable Convertible Extendable Securities          IDR      --  Industrial Development Revenue
AMBAC   -- American Municipal Bond Assurance Corporation         LOC      --  Letter of Credit
AR(c)   -- Adjustable Rate                                       MBIA     --  Municipal Bond Investors Assurance
                                                                              Corporation
ATS(c)  -- Adjustable Tender Securities                          PCR      --  Pollution Control Revenue
BMTF    -- Bi-Modal Multi-Term Format                            PSFG     --  Permanent School Fund Guarantee
                                                                              Program
FDR(c)  -- Flexible  Demand  Revenue                             RAC      --  Revenue  Anticipation  Certificates
F/FR    -- Floating Fixed Rate                                   TEAMS(c) --  Tax-Exempt  Adjustable  Mode  Securities
FGIC    -- Financial Guaranty Insurance Company                  TRAN     --  Tax & Revenue  Anticipation Notes
FR      -- Fixed Rate                                            V/FRD(c) --  Variable/Fixed Rate Demand
FRD(c)  -- Floating Rate Demand                                  VR(c)    --  Variable Rate
FSA     -- Financial  Security  Assurance                        VRD(c)   --  Variable Rate Demand
F/VR    -- Floating/Variable Rate                                VRD/FR   --  Variable Rate Demand/Fixed Rate

(a) All securities with a maturity date greater than one year have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

(b) Also represents cost for income tax purposes.

(c) Rate is subject to change. Rate shown reflects current rate.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

INVESCO Treasurer's Series Funds, Inc.
May 31, 2000

                                     TREASURER'S                 TREASURER'S
                                    MONEY MARKET                  TAX-EXEMPT
                                    RESERVE FUND                RESERVE FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                    $  1,253,986,909             $    66,658,286
================================================================================
  At Value(a)                   $  1,253,986,909             $    66,658,286
Cash                                           0                      78,806
Receivables:
  Fund Shares Sold                     8,317,818                     102,792
  Interest                             1,579,513                     478,075
================================================================================
TOTAL ASSETS                       1,263,884,240                  67,317,959
================================================================================
LIABILITIES
Payables:
  Custodian                                1,516                           0
  Distributions to Shareholders           27,609                       4,816
  Investment Securities Purchased              0                     797,214
  Fund Shares Repurchased             78,571,885                     378,425
Accrued Expenses and Other Payables          776                           0
================================================================================
TOTAL LIABILITIES                     78,601,786                   1,180,455
================================================================================
NET ASSETS AT VALUE             $  1,185,282,454             $    66,137,504
================================================================================
Shares Outstanding(b)              1,185,282,454                  66,137,504
NET ASSET VALUE, Offering and
  Redemption Price per Share    $           1.00             $          1.00
================================================================================

(a) Investment securities at cost and value at May 31, 2000, includes a repurchase agreement of $2,450,000 for Treasurer's Money Market Reserve Fund.

(b) The Fund has 10 billion authorized shares of common stock, par value $0.01 per share. Of such shares, 7 billion have been allocated to Treasurer's Money Market Reserve Fund and 1 billion to Treasurer's Tax-Exempt Reserve Fund. Paid-in-capital was $1,185,282,454 and $66,137,504 for Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS

INVESCO Treasurer's Series Funds, Inc.
Year Ended May 31, 2000

                                     TREASURER'S                 TREASURER'S
                                    MONEY MARKET                  TAX-EXEMPT
                                    RESERVE FUND                RESERVE FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                 $     23,889,306             $     2,156,532
EXPENSES
Investment Advisory Fees                 980,636                     140,537
================================================================================
NET INVESTMENT INCOME AND NET
  INCREASE IN NET ASSETS FROM
  OPERATIONS                    $     22,908,670             $     2,015,995
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSET

Treasurer's Money Market Reserve Fund

                                                     YEAR            PERIOD                YEAR
                                                    ENDED             ENDED               ENDED
                                                   MAY 31            MAY 31         DECEMBER 31
-----------------------------------------------------------------------------------------------
                                                     2000              1999                1998
                                                                   (Note 1)
OPERATIONS AND DISTRIBUTIONS TO
   SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders            $     22,908,670     $     834,340     $     3,012,295
===============================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares            $  3,534,285,981     $ 145,411,371     $   484,696,941
Reinvestment of Dividends                      20,393,092           821,471           2,978,475
===============================================================================================
                                            3,554,679,073       146,232,842         487,675,416
Amounts Paid for Repurchases
  of Shares                               (2,421,792,486)     (128,073,404)       (520,584,938)
===============================================================================================
NET INCREASE (DECREASE) IN
  NET ASSETS FROM FUND
  SHARE TRANSACTIONS                        1,132,886,587        18,159,438        (32,909,522)
NET ASSETS
Beginning of Period                            52,395,867        34,236,429          67,145,951
===============================================================================================
End of Period                            $  1,185,282,454     $  52,395,867     $    34,236,429
===============================================================================================

                          --------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                 3,534,285,981       145,411,371         484,696,941
Shares Issued from Reinvestment
  of Dividends                                 20,393,092           821,471           2,978,475
===============================================================================================
                                            3,554,679,073       146,232,842         487,675,416
Shares Repurchased                        (2,421,792,486)     (128,073,404)       (520,584,938)
===============================================================================================
NET INCREASE (DECREASE) IN
  FUND SHARES                               1,132,886,587        18,159,438        (32,909,522)
===============================================================================================

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

Treasurer's Tax-Exempt Reserve Fund

                                                     YEAR            PERIOD                YEAR
                                                    ENDED             ENDED               ENDED
                                                   MAY 31            MAY 31         DECEMBER 31
-----------------------------------------------------------------------------------------------
                                                     2000              1999                1998
                                                                   (Note 1)

OPERATIONS AND DISTRIBUTIONS TO
   SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders            $      2,015,995     $     421,706     $     1,081,206
===============================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares            $    200,553,537     $  19,765,537     $    72,911,901
Reinvestment of Dividends                       1,933,403           417,341           1,072,533
===============================================================================================
                                              202,486,940        20,182,878          73,984,434
Amounts Paid for Repurchases
  of Shares                                 (166,723,180)      (26,516,605)        (59,361,188)
===============================================================================================
NET INCREASE (DECREASE) IN
  NET ASSETS FROM FUND
  SHARE TRANSACTIONS                           35,763,760       (6,333,727)          14,623,246
NET ASSETS
Beginning of Period                            30,373,744        36,707,471          22,084,225
===============================================================================================
End of Period                            $     66,137,504     $  30,373,744     $    36,707,471
===============================================================================================
                       -------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                   200,553,537        19,765,537          72,911,901
Shares Issued from Reinvestment
  of Dividends                                  1,933,403           417,341           1,072,533
===============================================================================================
                                              202,486,940        20,182,878          73,984,434
Shares Repurchased                          (166,723,180)      (26,516,605)        (59,361,188)
===============================================================================================
NET INCREASE (DECREASE) IN
  FUND SHARES                                  35,763,760       (6,333,727)          14,623,246
===============================================================================================

See Notes to Financial Statements

INVESCO Notes to financial statements -- INVESCO Treasurer's
                                         Series Funds, Inc.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Treasurer's Series Funds, Inc. is incorporated in Maryland and consists of two separate funds: INVESCO Treasurer's Money Market Reserve Fund ("Money Fund") and INVESCO Treasurer's Tax-Exempt Reserve Fund ("Tax-Exempt Fund")(individually the "Fund" and collectively the "Funds"). The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. INVESCO Treasurer's Series Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Funds' fiscal year-end was changed from December 31 to May 31.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Funds are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. Of the distributions paid by Tax-Exempt Fund for the year ended May 31, 2000, 93.92% were exempt from federal income taxes.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Such dividends are automatically reinvested at the month-end net asset value, unless the shareholder requests a cash payment.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.25% of each Fund's average net assets. IFG is also responsible for providing certain administrative and clerical services and facilities necessary for the operation of the Fund. In accordance with the Investment Advisory Agreement, IFG bears all other expenses of the Funds, except taxes, interest and brokerage commissions.

NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG. At May 31, 2000, 86.79% of outstanding shares of Money Fund were held by other INVESCO mutual funds as follows:

                                               AMOUNT          DIVIDENDS          PERCENTAGE
FUND                                            OWNED           RECEIVED               OWNED
--------------------------------------------------------------------------------------------
INVESCO Balanced Fund                $     10,040,590      $     120,114              0.85 %
INVESCO Dynamics Fund                     277,469,896          3,469,896             23.41
INVESCO Endeavor Fund                      15,096,492            152,399              1.27
INVESCO Equity Income Fund                 75,555,478            555,478              6.37
INVESCO European Fund                      45,206,714            266,225              3.82
INVESCO Financial Services Fund            50,337,364            337,364              4.25
INVESCO Health Sciences Fund               84,029,580          1,029,580              7.09
INVESCO Leisure Fund                        5,074,778             74,778              0.43
INVESCO Small Company Growth Fund          56,058,464          1,058,464              4.73
INVESCO Technology Fund                   186,407,179          1,945,784             15.73
INVESCO Telecommunications Fund           116,666,136          2,616,136              9.84
INVESCO Total Return Fund                  66,233,853            733,853              5.59
INVESCO Utilities Fund                     10,195,012            195,012              0.86
INVESCO VIF - Dynamics Fund                 3,037,767             37,767              0.26
INVESCO VIF - Equity Income Fund            2,047,776             47,776              0.17
INVESCO VIF - Financial Services Fund               0             11,625              0.00
INVESCO VIF - Health Sciences Fund          3,551,250             51,250              0.30
INVESCO VIF - Technology Fund              13,073,803            117,858              1.10
INVESCO VIF - Telecommunications Fund       8,570,061             70,061              0.72
============================================================================================
                                     $  1,028,652,193      $  12,891,420            86.79%
============================================================================================

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 50% of the sum of the retainer fee at the time of retirement plus the meeting attendance fees.

For the year ended May 31, 2000, pension expenses, unfunded accrued pension costs and pension liability were paid by IFG in accordance with the Investment Advisory Agreement and were as follows:

                                                UNFUNDED
                            PENSION              ACCRUED                PENSION
FUND                       EXPENSES        PENSION COSTS              LIABILITY
--------------------------------------------------------------------------------
Money Fund               $    1,731       $        2,751       $         13,333
Tax-Exempt Fund                 794                  760                  3,604


The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 4 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. Pursuant to each Fund's prospectus, each Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes. During the year ended May 31, 2000, there were no such borrowings or lendings.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Treasurer's Series Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund (constituting INVESCO Treasurer's Series Funds, Inc., hereafter referred to as the "Fund") at May 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
June 23, 2000

FINANCIAL HIGHLIGHTS

Treasurer's Money Market Reserve Fund
(For a Fund Share Outstanding Throughout Each Period)

                                        YEAR            PERIOD
                                       ENDED             ENDED
                                      MAY 31            MAY 31                 YEAR ENDED DECEMBER 31
-------------------------------------------------------------------------------------------------------------
                                        2000           1999(a)        1998       1997        1996        1995
PER SHARE DATA
Net Asset Value -- Beginning
  of Period                     $       1.00          $   1.00   $    1.00  $    1.00   $    1.00    $   1.00
=============================================================================================================
INCOME AND DISTRIBUTIONS
  FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME
  EARNED AND DISTRIBUTED
  TO SHAREHOLDERS                       0.05              0.02        0.05       0.05        0.05        0.06
=============================================================================================================
Net Asset Value-- End of Period $       1.00          $   1.00   $    1.00  $    1.00   $    1.00    $   1.00
=============================================================================================================

TOTAL RETURN                           5.55%          1.90%(b)       5.46%      5.48%       5.30%       5.82%

RATIOS
Net Assets --End of Period
  ($000 Omitted)                $  1,185,282          $ 52,396   $  34,236  $  67,146   $ 113,281    $141,885
Ratio of Expenses to
  Average Net Assets                   0.25%          0.25%(c)       0.25%      0.25%       0.25%       0.25%
Ratio of Net Investment
  Income to Average
  Net Assets                           5.84%          4.78%(c)       5.35%      5.32%       5.17%       5.71%

(a)  From January 1, 1999 to May 31, 1999, the Fund's current fiscal year end.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c)  Annualized


FINANCIAL HIGHLIGHTS

Treasurer's Tax-Exempt Reserve Fund
(For a Fund Share Outstanding Throughout Each Period)

                                        YEAR            PERIOD
                                       ENDED             ENDED
                                      MAY 31            MAY 31                 YEAR ENDED DECEMBER 31
-------------------------------------------------------------------------------------------------------------
                                        2000           1999(a)        1998       1997        1996        1995

PER SHARE DATA
Net Asset Value -- Beginning
  of Period                     $       1.00          $   1.00   $    1.00  $    1.00   $    1.00    $   1.00
=============================================================================================================
INCOME AND DISTRIBUTIONS
  FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME
  EARNED AND DISTRIBUTED
  TO SHAREHOLDERS                       0.04              0.01        0.03       0.04        0.03        0.04
=============================================================================================================
NET ASSET VALUE-- END OF PERIOD $       1.00          $   1.00   $    1.00  $    1.00   $    1.00    $   1.00
=============================================================================================================

TOTAL RETURN                           3.58%          1.16%(b)       3.49%      3.74%       3.45%       3.90%

RATIOS
Net Assets --End of Period
  ($000 Omitted)                $     66,138          $ 30,374   $  36,707  $  22,084   $  23,386    $ 21,928
Ratio of Expenses to
  Average Net Assets                   0.25%          0.25%(c)       0.25%      0.25%       0.25%       0.25%
Ratio of Net Investment
  Income to Average
  Net Assets                           3.59%          2.92%(c)       3.38%      3.68%       3.40%       3.86%

(a) From January 1, 1999 to May 31, 1999, the Fund's current fiscal year end.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Annualized

                             INVESCO FAMILY OF FUNDS


                                 Investor Class                      Newspaper
Fund Name                          Fund Code      Ticker Symbol     Abbreviation
--------------------------------------------------------------------------------
STOCK
Growth & Income                       21             IVGIX           Gro&Inc
Blue Chip Growth                      10             FLRFX           BlChpGro
Dynamics                              20             FIDYX           Dynm
Small Company Growth                  60             FIEGX           SmCoGth
INVESCO Endeavor                      61             IVENX           Endeavor
Value Equity                          46             FSEQX           ValEq
S&P 500 Index Fund                    23             ISPIX           S&P500
--------------------------------------------------------------------------------
BOND
U.S. Government Securities            32             FBDGX           USGvt
Select Income                         30             FBDSX           SelInc
High Yield                            31             FHYPX           HiYld
Tax-Free Bond                         35             FTIFX           TxFreeBd
--------------------------------------------------------------------------------
COMBINATION STOCK & BOND
Equity Income                         15             FIIIX           EquityInc
Total Return                          48             FSFLX           TotRtn
Balanced                              71             IMABX           Bal
--------------------------------------------------------------------------------
SECTOR
Energy                                50             FSTEX           Enrgy
Financial Services                    57             FSFSX           FinSvc
Gold                                  51             FGLDX           Gold
Health Sciences                       52             FHLSX           HlthSc
Leisure                               53             FLISX           Leisur
Real Estate Opportunity               42             IVSRX           Realty
Technology                            55             FTCHX           Tech
Telecommunications                    39             ISWCX           Telecom
Utilities                             58             FSTUX           Util
--------------------------------------------------------------------------------
INTERNATIONAL
International Blue Chip Value         09             IIBCX           ItlBlChp
Pacific Basin                         54             FPBSX           PcBas
European                              56             FEURX           Europ
Latin American Growth                 34             IVSLX           LtnAmerGr
--------------------------------------------------------------------------------
MONEY MARKET
U.S. Government Money                 44             FUGXX           InvGvtMF
Cash Reserves                         25             FDSXX           InvCshR
Tax-Free Money                        40             FFRXX           InvTaxFree
Treasurer's Money Market Reserve      96             IMRXX           INVESCOMMR
Treasurer's Tax-Exempt Reserve        95             ITTXX           INVESCOTTE



FOR MORE INFORMATION ABOUT ANY OF THE INVESCO FUNDS, INCLUDING MANAGEMENT FEES, RISKS, AND EXPENSES, PLEASE VISIT OUR WEB SITE, CONSULT YOUR FINANCIAL ADVISOR, OR CALL US AT 1-800-525-8085 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
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                                   YOU SHOULD
                                    KNOW WHAT
                                  INVESCO KNOWS(R)










[INVESCO ICON] INVESCO FUNDS

We're easy to stay in touch with:

Investor Services: 1-800-525-8085
Your Personal Account Line: 1-800-424-8085
On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.




















ART 9180 7/00